Significant Accounting Policies - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Newly Implemented Accounting Policies
Cash, cash equivalent and restricted cash balances	$ 7,568	$ (6,822)	$ 1,458
ASU 2016-18
Newly Implemented Accounting Policies
Cash, cash equivalent and restricted cash balances		$ 2,800	$ 2,800